Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance	267,700
Options, Granted	50,000
Options, Exercised	(64,000)
Options, Forfeited	(11,250)
Options, Expired	(1,000)
Options, Outstanding ending balance	241,450
Options, Exercisable	82,533
Weighted-Average Exercise Price, Outstanding beginning balance	$ 65.30
Weighted-Average Exercise Price, Granted	$ 97.34
Weighted-Average Exercise Price, Exercised	$ 58.53
Weighted-Average Exercise Price, Forfeited	$ 68.49
Weighted-Average Exercise Price, Expired	$ 60.40
Weighted-Average Exercise Price, Outstanding ending balance	$ 73.62
Weighted-Average Exercise Price, Exercisable	$ 62.69
Weighted-Average Remaining Contractual Term (in years), Outstanding	2 years 5 months 19 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	1 year 5 months 16 days
Aggregate Intrinsic Value, Outstanding	$ 8,060
Aggregate Intrinsic Value, Exercisable	$ 3,657